Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
International Capital Appreciation Portfolio
September 30, 2021
VIPCAP-NPRT3-1121
1.822576.116
Common Stocks - 98.2%
	Shares	Value ($)
Australia - 1.2%
Aristocrat Leisure Ltd.	201,947	6,716,058

Bailiwick of Jersey - 1.1%
Ferguson PLC	47,200	6,552,393

Bermuda - 1.1%
IHS Markit Ltd.	52,240	6,092,229

Canada - 8.6%
Brookfield Asset Management, Inc. Class A	143,546	7,681,146
Canadian National Railway Co.	71,100	8,239,427
Canadian Pacific Railway Ltd.	115,400	7,535,713
CGI, Inc. Class A (sub. vtg.) (a)	72,500	6,158,436
Constellation Software, Inc.	4,250	6,962,605
Thomson Reuters Corp.	61,500	6,800,154
Waste Connections, Inc. (Canada)	47,810	6,025,887
TOTAL CANADA		49,403,368
Cayman Islands - 2.3%
Sea Ltd. ADR (a)	20,240	6,451,095
Shenzhou International Group Holdings Ltd.	309,400	6,566,542
TOTAL CAYMAN ISLANDS		13,017,637
Denmark - 3.0%
DSV A/S	29,100	6,965,490
Novo Nordisk A/S Series B	105,700	10,188,378
TOTAL DENMARK		17,153,868
Finland - 0.6%
Neste Oyj	62,863	3,546,249

France - 13.1%
Air Liquide SA	48,370	7,746,947
Compagnie de St. Gobain	101,600	6,837,379
Dassault Systemes SA	131,700	6,930,781
Edenred SA	116,741	6,284,455
EssilorLuxottica SA	37,700	7,204,213
Hermes International SCA	4,889	6,745,522
LVMH Moet Hennessy Louis Vuitton SE	15,141	10,844,957
Pernod Ricard SA	34,606	7,629,349
Schneider Electric SA	54,260	9,037,222
Teleperformance	16,150	6,352,358
TOTAL FRANCE		75,613,183
Germany - 3.9%
adidas AG	21,060	6,618,243
Brenntag AG	14,800	1,374,841
Infineon Technologies AG	184,800	7,557,989
Merck KGaA	32,520	7,038,621
TOTAL GERMANY		22,589,694
Hong Kong - 3.1%
AIA Group Ltd.	790,600	9,095,384
Hong Kong Exchanges and Clearing Ltd.	27,000	1,659,164
Techtronic Industries Co. Ltd.	354,500	7,005,473
TOTAL HONG KONG		17,760,021
India - 5.4%
HDFC Bank Ltd.	314,650	6,731,884
Kotak Mahindra Bank Ltd. (a)	253,800	6,835,672
Reliance Industries Ltd.	279,800	9,477,120
Tata Consultancy Services Ltd.	155,500	7,886,579
TOTAL INDIA		30,931,255
Ireland - 3.3%
Accenture PLC Class A	19,500	6,238,440
Kingspan Group PLC (Ireland)	65,080	6,491,685
Linde PLC	20,990	6,158,046
TOTAL IRELAND		18,888,171
Japan - 7.3%
Hoya Corp.	52,800	8,237,793
Keyence Corp.	15,274	9,116,610
Recruit Holdings Co. Ltd.	142,760	8,726,327
Shin-Etsu Chemical Co. Ltd.	43,800	7,392,080
Tokyo Electron Ltd.	18,789	8,300,581
TOTAL JAPAN		41,773,391
Netherlands - 7.8%
Akzo Nobel NV	62,890	6,871,656
ASM International NV (Netherlands)	15,740	6,164,074
ASML Holding NV (Netherlands)	17,200	12,849,406
Ferrari NV	31,300	6,532,310
NXP Semiconductors NV	28,902	5,661,035
Wolters Kluwer NV	62,532	6,628,174
TOTAL NETHERLANDS		44,706,655
Spain - 1.3%
Cellnex Telecom SA (b)	113,500	7,001,051
Iberdrola SA	55,350	556,845
TOTAL SPAIN		7,557,896
Sweden - 5.9%
ASSA ABLOY AB (B Shares)	247,000	7,164,633
Atlas Copco AB (A Shares)	123,730	7,471,517
Evolution AB (b)	44,360	6,717,850
Hexagon AB (B Shares)	433,500	6,705,376
Swedish Match Co. AB	690,600	6,044,541
TOTAL SWEDEN		34,103,917
Switzerland - 7.1%
Lonza Group AG	9,676	7,258,063
Nestle SA (Reg. S)	116,960	14,092,518
Partners Group Holding AG	4,235	6,609,308
Sika AG	21,595	6,827,761
TE Connectivity Ltd.	42,950	5,893,599
TOTAL SWITZERLAND		40,681,249
Taiwan - 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	837,600	17,337,316

United Kingdom - 6.1%
Ashtead Group PLC	88,600	6,697,575
Diageo PLC	178,600	8,646,920
London Stock Exchange Group PLC	62,400	6,252,994
RELX PLC (London Stock Exchange)	245,900	7,078,540
Rentokil Initial PLC	857,400	6,732,990
TOTAL UNITED KINGDOM		35,409,019
United States of America - 13.0%
Adobe, Inc. (a)	10,024	5,771,017
Autodesk, Inc. (a)	22,000	6,273,740
Danaher Corp.	22,050	6,712,902
MasterCard, Inc. Class A	18,050	6,275,624
MercadoLibre, Inc. (a)	3,860	6,482,484
Moody's Corp.	16,550	5,877,071
NICE Systems Ltd. sponsored ADR (a)	23,200	6,589,728
NVIDIA Corp.	30,372	6,291,864
PayPal Holdings, Inc. (a)	22,200	5,776,662
Thermo Fisher Scientific, Inc.	11,324	6,469,741
Visa, Inc. Class A	27,480	6,121,170
Zoetis, Inc. Class A	31,460	6,107,644
TOTAL UNITED STATES OF AMERICA		74,749,647
TOTAL COMMON STOCKS (Cost $412,985,434)		564,583,216

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c) (Cost $10,497,873)	10,495,774	10,497,873

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $423,483,307)	575,081,089
NET OTHER ASSETS (LIABILITIES) - 0.0%	(181,141)
NET ASSETS - 100.0%	574,899,948

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,718,901 or 2.4% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	11,311,957	205,172,408	205,986,380	2,488	(112)	-	10,497,873	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	3,400,900	27,284,127	30,685,027	3,957	-	-	-	0.0%
Total	14,712,857	232,456,535	236,671,407	6,445	(112)	-	10,497,873

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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